Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$800,689.56

Principal:
Principal Collections	$11,834,430.58
Prepayments in Full	$5,140,331.90
Liquidation Proceeds	$99,096.23
Recoveries	$142,281.66
Sub Total	$17,216,140.37
Collections	$18,016,829.93

Purchase Amounts:
Purchase Amounts Related to Principal	$334,840.97
Purchase Amounts Related to Interest	$886.52
Sub Total	$335,727.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,352,557.42

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,352,557.42
Servicing Fee	$209,132.95	$209,132.95	$0.00	$0.00	$18,143,424.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,143,424.47
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,143,424.47
Interest - Class A-3 Notes	$21,300.07	$21,300.07	$0.00	$0.00	$18,122,124.40
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$18,000,903.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,000,903.73
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$17,933,021.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,933,021.06
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$17,881,719.81
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,881,719.81
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$17,819,895.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,819,895.23
Regular Principal Payment	$16,868,589.63	$16,868,589.63	$0.00	$0.00	$951,305.60
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$951,305.60
Residual Released to Depositor	$0.00	$951,305.60	$0.00	$0.00	$0.00
Total		$18,352,557.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,868,589.63
Total					$16,868,589.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,868,589.63	$36.32	$21,300.07	$0.05	$16,889,889.70	$36.37
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$16,868,589.63	$10.48	$323,529.24	$0.20	$17,192,118.87	$10.68

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$28,400,094.51	0.0611412	$11,531,504.88	0.0248256
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$241,340,094.51	0.1498783	$224,471,504.88	0.1394025

Pool Information
Weighted Average APR	3.768%	3.780%
Weighted Average Remaining Term	25.52	24.79
Number of Receivables Outstanding	25,062	24,089
Pool Balance	$250,959,537.40	$233,317,346.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$241,340,094.51	$224,471,504.88
Pool Factor	0.1522649	0.1415609

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$8,845,841.62
Targeted Overcollateralization Amount	$8,845,841.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,845,841.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		100	$233,491.22
(Recoveries)		131	$142,281.66
Net Loss for Current Collection Period			$91,209.56
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4361%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.1953%
Second Prior Collection Period			0.4524%
Prior Collection Period			0.5694%
Current Collection Period			0.4520%
Four Month Average (Current and Prior Three Collection Periods)			0.6673%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,947	$11,257,451.90
(Cumulative Recoveries)			$1,954,236.81
Cumulative Net Loss for All Collection Periods			$9,303,215.09
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5645%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,892.96
Average Net Loss for Receivables that have experienced a Realized Loss			$1,564.35

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.17%	369	$5,057,496.82
61-90 Days Delinquent	0.34%	60	$803,033.49
91-120 Days Delinquent	0.10%	12	$222,158.68
Over 120 Days Delinquent	0.30%	45	$690,002.30
Total Delinquent Receivables	2.90%	486	$6,772,691.29

Repossession Inventory:
Repossessed in the Current Collection Period		17	$278,955.61
Total Repossessed Inventory		23	$421,324.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3591%
Prior Collection Period			0.4230%
Current Collection Period			0.4857%
Three Month Average			0.4226%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer